Stock compensation and other employee benefit plans	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock compensation and other employee benefit plans
Note 14. Stock compensation and other employee benefit plans
Stock compensation plans
On January 9, 2017, the Company’s board of directors adopted the 2017 Stock Incentive Plan (the “2017 Plan”). The Plan offers employees, directors and selected service providers the opportunity to acquire equity in the Company through grants of options, restricted stock awards (“RSA”), stock appreciation rights, restricted stock units (“RSU”), and other stock awards, at exercise prices not less than the fair market value of the Company's common stock on the date of grant.
Following our IPO in April 2021, we adopted the 2021 Stock Incentive Plan (the “2021 Plan”) which provides for the grant of awards similar to the 2017 Plan, as well as stock bonuses and cash awards. The number of shares initially reserved for issuance under the 2021 Plan was 12,645,239, which will automatically increase on January 1 of each calendar year prior to the tenth anniversary of the Plan's effective date in an amount equal to the lesser of (i) 4% of the total number of shares of common stock outstanding on the day prior (December 31st) and (ii) a number of shares of common stock determined by the compensation committee of the Company's board of directors.
Concurrent with the adoption of the 2021 Plan, we also adopted the 2021 Employee Stock Purchase Plan (the 2021 ESPP Plan”) in order to provide employees of the Company and its designated subsidiaries with an opportunity to purchase the Company's common stock through accumulated payroll deductions at 85% of the stock's fair market value. As of December 31, 2021, this plan has not yet been implemented internally within the Company and no purchases of common stock have been made pursuant to the 2021 ESPP Plan.
Stock options generally vest over four years from the date of grant, and, except as noted below, are based only on service vesting conditions.
During 2021, stock options were issued to our newly appointed Chief Executive Officer which contained market conditions relating to the price of our common stock that must be met in order to start the vesting period.
RSU grants may contain either service vesting conditions or a combination of performance and service vesting conditions, both of which must be met in order to vest. Awards with service conditions generally vest over a period of four years from the date of grant.
Our IPO in April 2021 was deemed to meet the liquidity event provisions in our 2017 Plan, which resulted in the vesting of all awards that had previously satisfied the time-based vesting conditions of such awards as of that date.
The Company had issued RSAs to its founders, all of which are vested as of December 31, 2021. These awards contained restrictions related to transferability, along with the standard service condition of four years required for vesting.
Generally, new shares of authorized common stock are issued to satisfy vesting or exercise of awards under both the 2017 and 2021 Stock Incentive Plans although treasury shares are also available for issuance at the discretion of the Company.
Stock compensation expense for each period was as follows:
(in thousands)	2021	2020	2019
Cost of revenue	$8,094	$322	$176
Research and development	3,657	57	51
Selling and marketing	2,056	38	26
General and administrative	47,958	1,401	653
Total stock compensation expense	$61,765	$1,818	$906
Information relating to our outstanding option awards was as follows:
Options	Shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Average intrinsic value (in thousands)
Outstanding as of December 31, 2020	8,524,997	$0.23
Granted	2,107,500	8.14
Exercised	(2,838,464)	0.11
Forfeited and expired	(255,768)	0.48
Outstanding as of December 31, 2021	7,538,265	$2.48	7.41	$39,500

Vested at December 31, 2021 or expected to vest in the future	7,538,265	$2.48	7.41	$39,500
Exercisable at December 31, 2021	4,253,458	$0.24	6.23	$31,139

At December 31, 2021:
Stock-based compensation cost not yet recognized (in thousands)				$10,301
Weighted-average remaining expense recognition period (in years)				5.03
Assumptions used to value option awards were as follows:
	Year ended December 31,
	2021	2020	2019
Black-Scholes-Merton pricing formula weighted-average assumptions:
Expected life (in years)	7.72	6.07	5.92
Risk-free interest rate	1.32%	1.60%	1.94%
Volatility	56.47%	51.57%	52.90%
Dividend yield	0.00%	0.00%	0.00%

Valuations:
Grant-date fair value per option (post-split)	$4.79	$2.86	$1.29
Intrinsic value of options exercised (in thousands)	$22,852	$	$
Average intrinsic value per share of options exercised	$8.05	$	$
Information relating to our outstanding restricted stock unit and restricted stock awards was as follows:
	Shares	Weighted- average grant date fair value
Restricted stock units:
Nonvested as of December 31, 2020	12,943,811	$3.15
Granted	5,470,137	7.72
Vested	(12,883,918)	3.87
Forfeited	(388,561)	4.68
Nonvested as of December 31, 2021	5,141,469	$6.08

Restricted stock awards:
Nonvested as of December 31, 2020	1,169,601	$0.07
Granted	—	—
Vested	(1,169,601)	0.07
Forfeited	—	—
Nonvested as of December 31, 2021	—	$—

	Shares	Weighted- average grant date fair value
At December 31, 2021:
Stock-based compensation cost not yet recognized (in thousands)		$21,396
Weighted-average remaining expense recognition period (in years)		2.95
Other employee benefit plans
We sponsor a 401(k) savings plan for our U.S. employees, whereby the employees can elect to make pre- or post-tax contributions, subject to certain limitations. We make matching contributions equal to 100% of the first 3% and 50% of the next 2% of an employee's contribution. Employee and company contributions are both immediately vested. Company matching contributions were approximately $0.6 million, $0.3 million, and $0.0 million for the years 2021, 2020, and 2019, respectively.
Employees are also eligible to participate in various employee welfare benefit plans, including medical, dental, prescription and life insurance, in which the Company pays a portion of the cost. All such plans are unfunded.